Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000206004 [Member] | Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000206004 [Member] | Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000206004 [Member] | Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000206004 [Member] | Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000206004 [Member] | Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	44.40%
C000206004 [Member] | A One [Member]
Holdings [Line Items]
Percent of Total Investments	48.60%
C000206004 [Member] | A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	51.40%
C000206004 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%
C000206004 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	63.50%
C000002188 [Member] | Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000002188 [Member] | Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000002188 [Member] | Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000002188 [Member] | Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000002188 [Member] | Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	44.40%
C000002188 [Member] | A One [Member]
Holdings [Line Items]
Percent of Total Investments	48.60%
C000002188 [Member] | A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	51.40%
C000002188 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%
C000002188 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	63.50%
C000002187 [Member] | Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000002187 [Member] | Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000002187 [Member] | Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000002187 [Member] | Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000002187 [Member] | Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	44.40%
C000002187 [Member] | A One [Member]
Holdings [Line Items]
Percent of Total Investments	48.60%
C000002187 [Member] | A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	51.40%
C000002187 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%
C000002187 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	63.50%
C000002186 [Member] | Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000002186 [Member] | Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000002186 [Member] | Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000002186 [Member] | Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000002186 [Member] | Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	44.40%
C000002186 [Member] | A One [Member]
Holdings [Line Items]
Percent of Total Investments	48.60%
C000002186 [Member] | A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	51.40%
C000002186 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%
C000002186 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	63.50%
C000002184 [Member] | Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000002184 [Member] | Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000002184 [Member] | Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000002184 [Member] | Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000002184 [Member] | Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	44.40%
C000002184 [Member] | A One [Member]
Holdings [Line Items]
Percent of Total Investments	48.60%
C000002184 [Member] | A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	51.40%
C000002184 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%
C000002184 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	63.50%
C000206005 [Member] | Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000206005 [Member] | Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000206005 [Member] | Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000206005 [Member] | Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000206005 [Member] | Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	44.40%
C000206005 [Member] | A One [Member]
Holdings [Line Items]
Percent of Total Investments	48.60%
C000206005 [Member] | A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	51.40%
C000206005 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%
C000206005 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	63.50%
C000002183 [Member] | Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000002183 [Member] | Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000002183 [Member] | Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	301.00%
C000002183 [Member] | Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000002183 [Member] | Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	44.40%
C000002183 [Member] | A One [Member]
Holdings [Line Items]
Percent of Total Investments	48.60%
C000002183 [Member] | A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	51.40%
C000002183 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%
C000002183 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	63.50%
C000002182 [Member] | Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000002182 [Member] | Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000002182 [Member] | Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000002182 [Member] | Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000002182 [Member] | Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	44.40%
C000002182 [Member] | A One [Member]
Holdings [Line Items]
Percent of Total Investments	48.60%
C000002182 [Member] | A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	51.40%
C000002182 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%
C000002182 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	63.50%
C000002179 [Member] | Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000002179 [Member] | Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000002179 [Member] | Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000002179 [Member] | Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000002179 [Member] | Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	44.40%
C000002179 [Member] | A One [Member]
Holdings [Line Items]
Percent of Total Investments	48.60%
C000002179 [Member] | A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	51.40%
C000002179 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.50%
C000002179 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	63.50%
C000002190 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002190 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002190 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002190 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002190 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002190 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002190 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002190 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002190 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002190 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000002190 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
C000002190 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000002190 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000002190 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002190 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000002190 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000002190 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000002190 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002190 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000002190 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000002192 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002192 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002192 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002192 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002192 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002192 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002192 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002192 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002192 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002192 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000002192 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
C000002192 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000002192 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000002192 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002192 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000002192 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000002192 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000002192 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002192 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000002192 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000002193 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002193 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002193 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002193 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002193 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002193 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002193 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002193 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002193 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002193 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000002193 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
C000002193 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000002193 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000002193 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002193 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000002193 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000002193 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000002193 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002193 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000002193 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000002194 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002194 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002194 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002194 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002194 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002194 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002194 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002194 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002194 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002194 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000002194 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
C000002194 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000002194 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000002194 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002194 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000002194 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000002194 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000002194 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002194 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000002194 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000002196 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002196 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002196 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002196 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002196 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002196 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002196 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002196 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002196 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002196 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000002196 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
C000002196 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000002196 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000002196 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002196 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000002196 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000002196 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000002196 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002196 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000002196 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000002198 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002198 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002198 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002198 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002198 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002198 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002198 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002198 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002198 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002198 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000002198 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
C000002198 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000002198 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000002198 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002198 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000002198 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000002198 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000002198 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002198 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000002198 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000002199 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002199 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002199 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002199 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002199 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002199 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002199 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002199 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002199 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002199 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000002199 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
C000002199 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000002199 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000002199 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002199 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000002199 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000002199 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000002199 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002199 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000002199 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000002191 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002191 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002191 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002191 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002191 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002191 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002191 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002191 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002191 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000002191 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000002191 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
C000002191 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000002191 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000002191 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002191 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000002191 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000002191 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000002191 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002191 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000002191 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000124424 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000124424 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000124424 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000124424 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000124424 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000124424 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000124424 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000124424 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000124424 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000124424 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000124424 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
C000124424 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000124424 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000124424 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000124424 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000124424 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000124424 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000124424 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000124424 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000124424 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000075013 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000075013 [Member] | SSR Mining Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000075013 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000075013 [Member] | Moog Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000075013 [Member] | Waystar Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000075013 [Member] | Chefs Warehouse Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000075013 [Member] | Charles River Laboratories International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000075013 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000075013 [Member] | Ligand Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000075013 [Member] | CACI International Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000075013 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000075013 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000075013 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000075013 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000075013 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000075013 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000075013 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000075013 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000075013 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000075013 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000075013 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	93.90%
C000075013 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000002211 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002211 [Member] | SSR Mining Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002211 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002211 [Member] | Moog Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002211 [Member] | Waystar Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002211 [Member] | Chefs Warehouse Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002211 [Member] | Charles River Laboratories International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002211 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002211 [Member] | Ligand Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002211 [Member] | CACI International Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002211 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002211 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000002211 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000002211 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002211 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000002211 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000002211 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002211 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000002211 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002211 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000002211 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	93.90%
C000002211 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000002222 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002222 [Member] | SSR Mining Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002222 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002222 [Member] | Moog Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002222 [Member] | Waystar Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002222 [Member] | Chefs Warehouse Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002222 [Member] | Charles River Laboratories International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002222 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002222 [Member] | Ligand Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002222 [Member] | CACI International Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002222 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002222 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000002222 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000002222 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002222 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000002222 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000002222 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002222 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000002222 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002222 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000002222 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	93.90%
C000002222 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000002221 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002221 [Member] | SSR Mining Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002221 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002221 [Member] | Moog Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002221 [Member] | Waystar Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002221 [Member] | Chefs Warehouse Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002221 [Member] | Charles River Laboratories International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002221 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002221 [Member] | Ligand Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002221 [Member] | CACI International Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002221 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002221 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000002221 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000002221 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002221 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000002221 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000002221 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002221 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000002221 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002221 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000002221 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	93.90%
C000002221 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000002219 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002219 [Member] | SSR Mining Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002219 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002219 [Member] | Moog Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002219 [Member] | Waystar Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002219 [Member] | Chefs Warehouse Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002219 [Member] | Charles River Laboratories International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002219 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002219 [Member] | Ligand Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002219 [Member] | CACI International Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002219 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002219 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000002219 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000002219 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002219 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000002219 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000002219 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002219 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000002219 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002219 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000002219 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	93.90%
C000002219 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000002217 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002217 [Member] | SSR Mining Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002217 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002217 [Member] | Moog Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002217 [Member] | Waystar Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002217 [Member] | Chefs Warehouse Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002217 [Member] | Charles River Laboratories International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002217 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002217 [Member] | Ligand Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002217 [Member] | CACI International Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002217 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002217 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000002217 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000002217 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002217 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000002217 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000002217 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002217 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000002217 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002217 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000002217 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	93.90%
C000002217 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000002216 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002216 [Member] | SSR Mining Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002216 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002216 [Member] | Moog Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002216 [Member] | Waystar Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002216 [Member] | Chefs Warehouse Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002216 [Member] | Charles River Laboratories International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002216 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002216 [Member] | Ligand Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002216 [Member] | CACI International Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002216 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002216 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000002216 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000002216 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002216 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000002216 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000002216 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002216 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000002216 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002216 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000002216 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	93.90%
C000002216 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000002215 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002215 [Member] | SSR Mining Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002215 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002215 [Member] | Moog Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002215 [Member] | Waystar Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002215 [Member] | Chefs Warehouse Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002215 [Member] | Charles River Laboratories International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002215 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002215 [Member] | Ligand Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002215 [Member] | CACI International Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002215 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002215 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000002215 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000002215 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002215 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000002215 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000002215 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002215 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000002215 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002215 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000002215 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	93.90%
C000002215 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000002210 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002210 [Member] | SSR Mining Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002210 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002210 [Member] | Moog Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002210 [Member] | Waystar Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002210 [Member] | Chefs Warehouse Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002210 [Member] | Charles River Laboratories International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002210 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002210 [Member] | Ligand Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002210 [Member] | CACI International Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002210 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002210 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000002210 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000002210 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002210 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000002210 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000002210 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002210 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000002210 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002210 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000002210 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	93.90%
C000002210 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000002223 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002223 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002223 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002223 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002223 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002223 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002223 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002223 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002223 [Member] | Banco Bilbao Vizcaya Argentaria S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002223 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002223 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000002223 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.20%
C000002223 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.00%
C000002223 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002223 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002223 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.50%
C000002223 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.20%
C000002223 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.20%
C000002223 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.70%
C000002223 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.70%
C000002223 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000002223 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002228 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002228 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002228 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002228 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002228 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002228 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002228 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002228 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002228 [Member] | Banco Bilbao Vizcaya Argentaria S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002228 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002228 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000002228 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.20%
C000002228 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.00%
C000002228 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002228 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002228 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.50%
C000002228 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.20%
C000002228 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.20%
C000002228 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.70%
C000002228 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.70%
C000002228 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000002228 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002229 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002229 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002229 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002229 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002229 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002229 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002229 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002229 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002229 [Member] | Banco Bilbao Vizcaya Argentaria S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002229 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002229 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000002229 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.20%
C000002229 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.00%
C000002229 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002229 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002229 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.50%
C000002229 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.20%
C000002229 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.20%
C000002229 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.70%
C000002229 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.70%
C000002229 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000002229 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002230 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002230 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002230 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002230 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002230 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002230 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002230 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002230 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002230 [Member] | Banco Bilbao Vizcaya Argentaria S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002230 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002230 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000002230 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.20%
C000002230 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.00%
C000002230 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002230 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002230 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.50%
C000002230 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.20%
C000002230 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.20%
C000002230 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.70%
C000002230 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.70%
C000002230 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000002230 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002232 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002232 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002232 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002232 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002232 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002232 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002232 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002232 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002232 [Member] | Banco Bilbao Vizcaya Argentaria S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002232 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002232 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000002232 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.20%
C000002232 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.00%
C000002232 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002232 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002232 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.50%
C000002232 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.20%
C000002232 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.20%
C000002232 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.70%
C000002232 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.70%
C000002232 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000002232 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002234 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002234 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002234 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002234 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002234 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002234 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002234 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002234 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002234 [Member] | Banco Bilbao Vizcaya Argentaria S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002234 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002234 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000002234 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.20%
C000002234 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.00%
C000002234 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002234 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002234 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.50%
C000002234 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.20%
C000002234 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.20%
C000002234 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.70%
C000002234 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.70%
C000002234 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000002234 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002235 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002235 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002235 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002235 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002235 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002235 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002235 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002235 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002235 [Member] | Banco Bilbao Vizcaya Argentaria S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002235 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002235 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000002235 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.20%
C000002235 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.00%
C000002235 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002235 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002235 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.50%
C000002235 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.20%
C000002235 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.20%
C000002235 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.70%
C000002235 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.70%
C000002235 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000002235 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002224 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002224 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002224 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002224 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002224 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002224 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002224 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002224 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002224 [Member] | Banco Bilbao Vizcaya Argentaria S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002224 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002224 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000002224 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.20%
C000002224 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.00%
C000002224 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002224 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.30%
C000002224 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.50%
C000002224 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.20%
C000002224 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.20%
C000002224 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.70%
C000002224 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.70%
C000002224 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000002224 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000034436 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000034436 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000034436 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000034436 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034436 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000034436 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000034436 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000034436 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000034436 [Member] | Banco Bilbao Vizcaya Argentaria S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000034436 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000034436 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000034436 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.20%
C000034436 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.00%
C000034436 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000034436 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.30%
C000034436 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.50%
C000034436 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.20%
C000034436 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.20%
C000034436 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.70%
C000034436 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.70%
C000034436 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000034436 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000124425 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000124425 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000124425 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000124425 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000124425 [Member] | Shopify Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000124425 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000124425 [Member] | Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000124425 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000124425 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000124425 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000124425 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000124425 [Member] | Interactive Media Services [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000124425 [Member] | Hardware Peripherals And Assembly [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000124425 [Member] | Semiconductor And Electronic Components [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
C000124425 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000124425 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.30%
C000124425 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002250 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000002250 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002250 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002250 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002250 [Member] | Shopify Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002250 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002250 [Member] | Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002250 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002250 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000002250 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002250 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002250 [Member] | Interactive Media Services [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000002250 [Member] | Hardware Peripherals And Assembly [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000002250 [Member] | Semiconductor And Electronic Components [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
C000002250 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000002250 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.30%
C000002250 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002258 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000002258 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002258 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002258 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002258 [Member] | Shopify Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002258 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002258 [Member] | Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002258 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002258 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000002258 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002258 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002258 [Member] | Interactive Media Services [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000002258 [Member] | Hardware Peripherals And Assembly [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000002258 [Member] | Semiconductor And Electronic Components [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
C000002258 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000002258 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.30%
C000002258 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002257 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000002257 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002257 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002257 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002257 [Member] | Shopify Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002257 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002257 [Member] | Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002257 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002257 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000002257 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002257 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002257 [Member] | Interactive Media Services [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000002257 [Member] | Hardware Peripherals And Assembly [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000002257 [Member] | Semiconductor And Electronic Components [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
C000002257 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000002257 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.30%
C000002257 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002255 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000002255 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002255 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002255 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002255 [Member] | Shopify Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002255 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002255 [Member] | Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002255 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002255 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000002255 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002255 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002255 [Member] | Interactive Media Services [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000002255 [Member] | Hardware Peripherals And Assembly [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000002255 [Member] | Semiconductor And Electronic Components [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
C000002255 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000002255 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.30%
C000002255 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002253 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000002253 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002253 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002253 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002253 [Member] | Shopify Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002253 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002253 [Member] | Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002253 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002253 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000002253 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002253 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002253 [Member] | Interactive Media Services [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000002253 [Member] | Hardware Peripherals And Assembly [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000002253 [Member] | Semiconductor And Electronic Components [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
C000002253 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000002253 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.30%
C000002253 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002252 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000002252 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002252 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002252 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002252 [Member] | Shopify Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002252 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002252 [Member] | Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002252 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002252 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000002252 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002252 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002252 [Member] | Interactive Media Services [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000002252 [Member] | Hardware Peripherals And Assembly [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000002252 [Member] | Semiconductor And Electronic Components [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
C000002252 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000002252 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.30%
C000002252 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002251 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000002251 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002251 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002251 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002251 [Member] | Shopify Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002251 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002251 [Member] | Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002251 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002251 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000002251 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002251 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002251 [Member] | Interactive Media Services [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000002251 [Member] | Hardware Peripherals And Assembly [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000002251 [Member] | Semiconductor And Electronic Components [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
C000002251 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000002251 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.30%
C000002251 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002249 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000002249 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002249 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002249 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002249 [Member] | Shopify Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002249 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000002249 [Member] | Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002249 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002249 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000002249 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002249 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002249 [Member] | Interactive Media Services [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000002249 [Member] | Hardware Peripherals And Assembly [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000002249 [Member] | Semiconductor And Electronic Components [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
C000002249 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000002249 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.30%
C000002249 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002259 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002259 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002259 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002259 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002259 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002259 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002259 [Member] | ExxonMobil Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002259 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002259 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002259 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002259 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000002259 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000002259 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000002259 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002259 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002259 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000002259 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002259 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000002259 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%
C000002259 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000002259 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000002259 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000002259 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000002264 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002264 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002264 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002264 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002264 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002264 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002264 [Member] | ExxonMobil Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002264 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002264 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002264 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002264 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000002264 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000002264 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000002264 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002264 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002264 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000002264 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002264 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000002264 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%
C000002264 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000002264 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000002264 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000002264 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000002265 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002265 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002265 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002265 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002265 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002265 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002265 [Member] | ExxonMobil Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002265 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002265 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002265 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002265 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000002265 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000002265 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000002265 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002265 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002265 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000002265 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002265 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000002265 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%
C000002265 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000002265 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000002265 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000002265 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000002266 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002266 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002266 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002266 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002266 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002266 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002266 [Member] | ExxonMobil Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002266 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002266 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002266 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002266 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000002266 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000002266 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000002266 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002266 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002266 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000002266 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002266 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000002266 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%
C000002266 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000002266 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000002266 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000002266 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000002268 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002268 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002268 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002268 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002268 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002268 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002268 [Member] | ExxonMobil Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002268 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002268 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002268 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002268 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000002268 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000002268 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000002268 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002268 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002268 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000002268 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002268 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000002268 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%
C000002268 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000002268 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000002268 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000002268 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000002270 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002270 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002270 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002270 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002270 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002270 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002270 [Member] | ExxonMobil Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002270 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002270 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002270 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002270 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000002270 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000002270 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000002270 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002270 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002270 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000002270 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002270 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000002270 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%
C000002270 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000002270 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000002270 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000002270 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000002271 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002271 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002271 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002271 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002271 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002271 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002271 [Member] | ExxonMobil Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002271 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002271 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002271 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002271 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000002271 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000002271 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000002271 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002271 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002271 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000002271 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002271 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000002271 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%
C000002271 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000002271 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000002271 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000002271 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000002260 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000002260 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002260 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000002260 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002260 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002260 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000002260 [Member] | ExxonMobil Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002260 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002260 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002260 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002260 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000002260 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000002260 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000002260 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002260 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002260 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000002260 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002260 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000002260 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%
C000002260 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000002260 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000002260 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000002260 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000033014 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000033014 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000033014 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000033014 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000033014 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000033014 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000033014 [Member] | ExxonMobil Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000033014 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000033014 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000033014 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000033014 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000033014 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000033014 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000033014 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000033014 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000033014 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000033014 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000033014 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000033014 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%
C000033014 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000033014 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000033014 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000033014 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000132021 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132021 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132021 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132021 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132021 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132021 [Member] | Monster Worldwide Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132021 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132021 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000132021 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000132021 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000132021 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000132021 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000132021 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000132021 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000132021 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000132021 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000132021 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000132021 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000132021 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000132021 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000132021 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000132021 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000132021 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000132020 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132020 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132020 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132020 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132020 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132020 [Member] | Monster Worldwide Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132020 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132020 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000132020 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000132020 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000132020 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000132020 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000132020 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000132020 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000132020 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000132020 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000132020 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000132020 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000132020 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000132020 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000132020 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000132020 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000132020 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000132019 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132019 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132019 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132019 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132019 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132019 [Member] | Monster Worldwide Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132019 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132019 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000132019 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000132019 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000132019 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000132019 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000132019 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000132019 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000132019 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000132019 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000132019 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000132019 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000132019 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000132019 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000132019 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000132019 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000132019 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000132018 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132018 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132018 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132018 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132018 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132018 [Member] | Monster Worldwide Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132018 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132018 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000132018 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000132018 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000132018 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000132018 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000132018 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000132018 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000132018 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000132018 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000132018 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000132018 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000132018 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000132018 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000132018 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000132018 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000132018 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000132017 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132017 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132017 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132017 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132017 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132017 [Member] | Monster Worldwide Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132017 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132017 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000132017 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000132017 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000132017 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000132017 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000132017 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000132017 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000132017 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000132017 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000132017 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000132017 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000132017 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000132017 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000132017 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000132017 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000132017 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000132016 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132016 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132016 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132016 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132016 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132016 [Member] | Monster Worldwide Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132016 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132016 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000132016 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000132016 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000132016 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000132016 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000132016 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000132016 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000132016 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000132016 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000132016 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000132016 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000132016 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000132016 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000132016 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000132016 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000132016 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000132015 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132015 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132015 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132015 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132015 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132015 [Member] | Monster Worldwide Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132015 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132015 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000132015 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000132015 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000132015 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000132015 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000132015 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000132015 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000132015 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000132015 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000132015 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000132015 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000132015 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000132015 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000132015 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000132015 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000132015 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000132014 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132014 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132014 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132014 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132014 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132014 [Member] | Monster Worldwide Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132014 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132014 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000132014 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000132014 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000132014 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000132014 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000132014 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000132014 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000132014 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000132014 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000132014 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000132014 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000132014 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000132014 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000132014 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000132014 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000132014 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000132013 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132013 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132013 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000132013 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132013 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132013 [Member] | Monster Worldwide Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000132013 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132013 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000132013 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000132013 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000132013 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000132013 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000132013 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000132013 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000132013 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000132013 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000132013 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000132013 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000132013 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000132013 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000132013 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000132013 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000132013 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000132022 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132022 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000132022 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132022 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132022 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132022 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132022 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132022 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132022 [Member] | Koninklijke KPN N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132022 [Member] | CLP Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132022 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000132022 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000132022 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132022 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.90%
C000132022 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.00%
C000132022 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	4.20%
C000132022 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132022 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132022 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.70%
C000132022 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.40%
C000132022 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000132022 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000132023 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132023 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000132023 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132023 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132023 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132023 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132023 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132023 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132023 [Member] | Koninklijke KPN N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132023 [Member] | CLP Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132023 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000132023 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000132023 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132023 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.90%
C000132023 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.00%
C000132023 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	4.20%
C000132023 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132023 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132023 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.70%
C000132023 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.40%
C000132023 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000132023 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000132024 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132024 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000132024 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132024 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132024 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132024 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132024 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132024 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132024 [Member] | Koninklijke KPN N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132024 [Member] | CLP Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132024 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000132024 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000132024 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132024 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.90%
C000132024 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.00%
C000132024 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	4.20%
C000132024 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132024 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132024 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.70%
C000132024 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.40%
C000132024 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000132024 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000132025 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132025 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000132025 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132025 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132025 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132025 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132025 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132025 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132025 [Member] | Koninklijke KPN N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132025 [Member] | CLP Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132025 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000132025 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000132025 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132025 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.90%
C000132025 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.00%
C000132025 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	4.20%
C000132025 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132025 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132025 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.70%
C000132025 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.40%
C000132025 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000132025 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000132026 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132026 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000132026 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132026 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132026 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132026 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132026 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132026 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132026 [Member] | Koninklijke KPN N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132026 [Member] | CLP Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132026 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000132026 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000132026 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132026 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.90%
C000132026 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.00%
C000132026 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	4.20%
C000132026 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132026 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132026 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.70%
C000132026 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.40%
C000132026 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000132026 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000132027 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132027 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000132027 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132027 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132027 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132027 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132027 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132027 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132027 [Member] | Koninklijke KPN N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132027 [Member] | CLP Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132027 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000132027 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000132027 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132027 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.90%
C000132027 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.00%
C000132027 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	4.20%
C000132027 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132027 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132027 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.70%
C000132027 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.40%
C000132027 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000132027 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000132028 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132028 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000132028 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132028 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132028 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132028 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132028 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132028 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132028 [Member] | Koninklijke KPN N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132028 [Member] | CLP Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132028 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000132028 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000132028 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132028 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.90%
C000132028 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.00%
C000132028 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	4.20%
C000132028 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132028 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132028 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.70%
C000132028 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.40%
C000132028 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000132028 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000132029 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132029 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000132029 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132029 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132029 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132029 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132029 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132029 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132029 [Member] | Koninklijke KPN N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132029 [Member] | CLP Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132029 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000132029 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000132029 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132029 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.90%
C000132029 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.00%
C000132029 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	4.20%
C000132029 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132029 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132029 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.70%
C000132029 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.40%
C000132029 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000132029 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000132030 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000132030 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000132030 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132030 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000132030 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132030 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132030 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132030 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132030 [Member] | Koninklijke KPN N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132030 [Member] | CLP Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132030 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000132030 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000132030 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.60%
C000132030 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.90%
C000132030 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.00%
C000132030 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	4.20%
C000132030 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132030 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.70%
C000132030 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.70%
C000132030 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.40%
C000132030 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000132030 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%